UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2008



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2008

[LOGO OF USAA]
    USAA(R)

                            USAA HIGH-YIELD
                                  OPPORTUNITIES Fund

                                 [GRAPHIC OF USAA HIGH-YIELD OPPORTUNITIES FUND]

                     A n n u a l  R e p o r t

--------------------------------------------------------------------------------
     JULY 31, 2008

--------------------------------------------------------------------------------
                    IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              8

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

    Distributions to Shareholders                                            13

    Report of Independent Registered Public Accounting Firm                  14

    Portfolio of Investments                                                 15

    Notes to Portfolio of Investments                                        36

    Financial Statements                                                     40

    Notes to Financial Statements                                            43

EXPENSE EXAMPLE                                                              58

ADVISORY AGREEMENT                                                           60

TRUSTEES' AND OFFICERS' INFORMATION                                          66

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                        THE OLD ADAGE - THE BEST TIME TO BUY IS
[PHOTO OF CHRISTOPHER W. CLAUS]       WHEN IT FEELS LIKE THE WORST TIME - IS OLD
                                      FOR A REASON. THERE FREQUENTLY ARE BUYING
                                              OPPORTUNITIES IN DECLINES.

                                                          "

                                                                     August 2008
--------------------------------------------------------------------------------

         No doubt about it. It's a tough time to be an investor. With the major stock indexes down more than 20% at the time of this writing, investors officially are in a bear market. But I believe that most people will look back at this period and say that, despite the economic challenges, there were some great buying opportunities.

         All the same, the experience has been unpleasant. The housing downturn, a liquidity crunch, tighter credit requirements, the rapid increase in oil, commodity, and food prices - all have had an impact on the equity markets. While the U.S. economy may not be in a recession officially, it certainly feels like one.

         The good news is that bear markets don't last forever (generally, slightly more than a year), and this one is nearly a year old. If history is any gauge, the worst could be over. For the long-term investor, it is time to keep the faith. The old adage - the best time to buy is when it feels like the worst time - is old for a reason. There frequently are buying opportunities in declines.

         When will this bear market end? No one really knows. But housing, the decline's primary catalyst, will play a role. Although a large number of foreclosed and unsold homes remains, residential real estate has become more affordable, which could mean that the housing downturn is closer to bottom.

         Meanwhile, oil prices have fallen from their peak of $147 a barrel. Nevertheless, they remain elevated and are subject to daily price swings, inventory pressures, and supply disruptions. In response, Americans are changing their driving habits - from the type of car they own to the

 . . . C O N T I N U E D
========================--------------------------------------------------------

         number of miles they drive. "Green" is a major social trend that's gaining momentum.

         At  the  moment,  the  liquidity  squeeze  on  financial   institutions
         continues to weigh on the equity market. I expect the uncertainty to end only after investors have confidence that the write-downs in the financial sector have ended.

         In the fixed-income market, credit spreads - the difference in yield between Treasuries and comparable corporate bonds - have widened to historic panic levels. When concern eases about credit quality, spreads are likely to narrow as corporate bond prices start to rise and Treasuries sell off. In the meantime, fixed-income investors have received strong yields.

         Long-term investors who can tolerate the volatility may find some attractive values in the market. In particular, I refer to U.S. large-cap stocks with sound fundamentals, high-quality corporate bonds, and high-quality municipal bonds. Investing a set amount each month, also called dollar-cost averaging, is one way to purchase them. Our investment representatives can help you implement such a plan; they also provide guidance - at no charge - if you are concerned about the markets or want to revisit your investment strategy.

         At USAA, we remain committed to providing you with our best advice, top-notch service, and a variety of pure no-load mutual funds. In the months ahead, we will continue working hard to serve your investment needs. From all of us here, thank you for your faith and trust in us.

         Sincerely,

         /s/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. o MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]                   [PHOTO OF JULIANNE BASS]
MATTHEW FREUND, CFA                         JULIANNE BASS, CFA
  USAA Investment Management Company          USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         The USAA High-Yield Opportunities Fund returned -4.03% for the one-year period ended July 31, 2008. This compares to returns of 0.30% for the CS High Yield Index and -1.19% for the Lipper High Current Yield Bond Funds Index. Over the same period, the Fund outperformed the S&P 500 Index, which returned -11.09%, and underperformed the Citigroup 10-year U.S. Treasury Index, which returned 10.28%.

         Since inception, your Fund has had an average annual total return of 5.68%, compared to the 3.60%* return for the Lipper High Current Yield Funds Average.

         High-yield securities are a unique asset class with characteristics of both stocks and higher quality bonds. As such, the Fund's

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         *THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE RETURN IS CALCULATED FROM THE END OF THE MONTH, JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE RETURNS BECAUSE OF THIS DIFFERENCE.

         REFER TO PAGE 10 FOR DEFINITIONS OF THE CS HIGH YIELD INDEX AND THE LIPPER HIGH CURRENT YIELD BOND FUNDS INDEX.

         THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

         THE UNMANAGED CITIGROUP 10-YEAR U.S. TREASURY INDEX IS A COMPONENT OF THE SALOMON SMITH BARNEY U.S. BROAD INVESTMENT-GRADE (USBIG) BOND INDEX(SM); IT MEASURES THE PERFORMANCE OF THE MOST RECENTLY AUCTIONED TREASURY ISSUES WITH 10 YEARS TO MATURITY. THE USBIG IS AN UNMANAGED, MARKET-CAPITALIZATION-WEIGHTED INDEX AND INCLUDES FIXED-RATE TREASURY, GOVERNMENT-SPONSORED, MORTGAGE, ASSET-BACKED, AND INVESTMENT-GRADE ISSUES WITH A MATURITY OF ONE YEAR OR LONGER AND A MINIMUM AMOUNT OUTSTANDING OF $1 BILLION IN TREASURIES.

         THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL HIGH CURRENT YIELD FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                      [CHART OF 5-YEAR CUMULATIVE COMPARATIVE RETURNS]

                                              USAA HIGH-YIELD            CITIGROUP 10-YEAR
                    S&P 500 INDEX           OPPORTUNITIES FUND          U.S. TREASURY INDEX
7/31/2003               0.00%                      0.00%                       0.00%
1/31/2004              15.23                      12.13                        5.80
7/31/2004              13.17                      12.46                        5.47
1/31/2005              22.40                      20.98                       10.61
7/31/2005              29.08                      24.12                       11.28
1/31/2006              35.11                      26.72                       10.92
7/31/2006              36.02                      29.74                        9.11
1/31/2007              54.72                      40.19                       12.68
7/31/2007              57.97                      39.94                       15.53
1/31/2008              51.14                      37.41                       28.67
7/31/2008              40.44                      34.20                       27.41

                                        [END CHART]

                    SOURCE: BLOOMBERG L.P.

         long-term total returns should generally fall between these two asset classes. Although your Fund's total returns for the period fell closer to those of the S&P 500 Index, the five-year cumulative returns lay between the two asset classes as expected (see graph). This tendency to act differently is not an aberration and has the potential to provide long-term investors with a diversification advantage in the fixed-income portion of their portfolios.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

         While the high-yield bond market was strong at the beginning of the period, the softening housing market and related subprime

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         mortgage problems began generating concerns about the health of the global banking system. A broad-based flight to quality ensued. As mortgage-related losses grew, investors questioned the quality of all securities except those issued by well-known institutions with an established record of financial transparency. Traditional safe harbors no longer were trusted, and market liquidity declined. As a result, high-yield market volumes dropped, and for the first time in many years, investment banks were unable to market new deals that they had underwritten. While many hoped that Bear Stearns' failure signaled a bottom, the market was surprised in July 2008 when questions resurfaced about the capitalization of Freddie Mac and Fannie Mae.

         In an effort to stabilize the credit markets, the Federal Reserve Board (the Fed), in coordination with other central banks worldwide, created several new lending facilities to provide much-needed liquidity. The Fed also lowered overnight interest rates from 5.25% in September 2007 to 2.00% in April 2008. Congress passed several laws to stimulate the economy and stabilize the housing market.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         We positioned the portfolio in sectors with attractive returns and reasonable margins of safety, avoiding the highly levered and untested structures that many others in the market own. Unfortunately, our "defensive" positioning in the historically stable financial segment was not advantageous. Even high-quality subordinate debt backed by large, well-capitalized banks and financial institutions traded down in sympathy as mortgage-related losses mounted.

WHAT IS THE OUTLOOK?

         With apologies to Winston Churchill, in our view, the current market turmoil is not at its end, but perhaps it is at the end of the beginning. Banks and brokerage firms have raised more than $350 billion in additional capital and continue to remove troubled

 . . . C O N T I N U E D
========================--------------------------------------------------------

         mortgages  from  their  balance  sheets.   Well-capitalized   financial
         institutions with the ability to borrow from the Fed should endure.

         In our opinion, Fed governors are unlikely to raise interest rates until the markets begin to heal. Housing appears to be the key economic signpost. Once the housing market comes back into balance, the economy should renew its growth. We expect high-yield default rates to rise from today's very low levels.

         We will continue to rely on our research staff to help your Fund avoid potential difficulties and to seek to identify attractive investment opportunities. In the months ahead, investors should remain disciplined and hold diversified portfolios through all market conditions. High-yield securities, which have characteristics of both stocks and higher-quality bonds, should remain attractive and help in these diversification efforts.

         NON-INVESTMENT-GRADE SECURITIES ARE CONSIDERED SPECULATIVE AND SUBJECT TO SIGNIFICANT RISK. THEY ARE SOMETIMES REFERRED TO AS JUNK BONDS SINCE THEY REPRESENT A GREATER RISK OF DEFAULT THAN MORE CREDITWORTHY INVESTMENT-GRADE SECURITIES.

8

 F U N D
=============-------------------------------------------------------------------
              RECOGNITION

USAA HIGH-YIELD OPPORTUNITIES FUND

                       PEERLESS PERFORMER

The American Association of Individual Investors included the USAA High-Yield Opportunities Fund among its "Peerless Performers: The Top Funds Over 5 Years." The Fund was among seven USAA funds recognized in the AAII Journal April issue for having beaten their peer groups based on five-year annualized total returns over a five-year period ended December 31, 2007.

THE AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS (AAII) IS AN INDEPENDENT NONPROFIT ASSOCIATION WHOSE PURPOSE IS TO HELP ITS MEMBERS BECOME EFFECTIVE MANAGERS OF THEIR OWN ASSETS THROUGH PROGRAMS OF EDUCATION, INFORMATION, AND RESEARCH. IN ITS 27TH EDITION, 2008, OF THE INDIVIDUAL INVESTOR'S GUIDE TO THE TOP MUTUAL FUNDS, AAII RANKED MUTUAL FUNDS DURING THE PERIOD 2003-2007. TO BE RATED A TOP FUND, NO-LOAD AND LOW-LOAD MUTUAL FUNDS OPEN TO NEW INVESTORS MUST HAVE BEATEN THEIR PEER GROUP BENCHMARKS ON A FIVE-YEAR ANNUALIZED TOTAL RETURN BASIS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. GO TO WWW.AAII.COM FOR MORE INFORMATION.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA HIGH-YIELD OPPORTUNITIES FUND (Ticker Symbol: USHYX)

OBJECTIVE
--------------------------------------------------------------------------------

Provide an attractive total return primarily through high current income and secondarily through capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

Normally at least 80% of the Fund's assets will be invested in high-yield securities, including bonds (often referred to as "junk bonds"), convertible securities, or preferred stocks.

--------------------------------------------------------------------------------
                                          7/31/08                    7/31/07
--------------------------------------------------------------------------------
Net Assets                             $705.4 Million             $642.7 Million
Net Asset Value Per Share                  $7.68                      $8.64

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/08
--------------------------------------------------------------------------------

1 YEAR                     5 YEARS                    SINCE INCEPTION ON 8/02/99
-4.03%                      6.08%                                5.68%

----------------------------------
          EXPENSE RATIO*
----------------------------------
Before Reimbursement         0.94%
After Reimbursement          0.90%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 0.90%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. EFFECTIVE DECEMBER 1, 2008, THE VOLUNTARY EXPENSE LIMITATION OF 0.90% WILL BE TERMINATED. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT ADJUSTMENTS MADE TO THE ENCLOSED FINANCIAL STATEMENTS IN ACCORDANCE WITH U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  CS HIGH YIELD          USAA HIGH-YIELD          LIPPER HIGH CURRENT YIELD
                     INDEX              OPPORTUNITIES FUND            BOND FUNDS INDEX
07/31/99           $10,000.00              $10,000.00                    $10,000.00
08/31/99             9,911.00               10,088.81                      9,898.54
09/30/99             9,834.69               10,114.01                      9,821.40
10/31/99             9,786.50               10,166.71                      9,793.07
11/30/99             9,919.59               10,396.53                      9,965.61
12/31/99            10,039.62               10,519.82                     10,085.58
01/31/00             9,999.46               10,516.84                     10,036.01
02/29/00            10,061.46               10,659.16                     10,107.21
03/31/00             9,910.54               10,511.17                      9,932.23
04/30/00             9,895.67               10,614.37                      9,888.91
05/31/00             9,737.34               10,513.67                      9,712.87
06/30/00             9,955.45               10,765.76                      9,892.66
07/31/00            10,049.04               10,779.59                      9,910.39
08/31/00            10,116.36               10,836.12                      9,962.20
09/30/00            10,023.29               10,736.58                      9,815.60
10/31/00             9,711.57               10,411.45                      9,480.12
11/30/00             9,328.93               10,026.74                      8,950.88
12/31/00             9,516.45               10,313.78                      9,106.15
01/31/01            10,086.48               11,121.40                      9,710.33
02/28/01            10,188.35               11,187.28                      9,741.03
03/31/01             9,985.61               10,840.77                      9,417.86
04/30/01             9,881.76               10,767.02                      9,294.39
05/31/01            10,079.39               11,026.99                      9,394.90
06/30/01             9,923.16               10,898.84                      9,118.24
07/31/01            10,029.34               11,068.34                      9,171.67
08/31/01            10,169.75               11,189.75                      9,212.32
09/30/01             9,528.04               10,502.05                      8,561.83
10/31/01             9,745.28               10,852.31                      8,757.67
11/30/01            10,060.05               11,248.54                      9,035.83
12/31/01            10,066.09               11,121.70                      9,011.42
01/31/02            10,159.70               11,069.25                      9,033.11
02/28/02            10,087.57               10,756.10                      8,873.48
03/31/02            10,318.57               11,044.46                      9,049.10
04/30/02            10,482.64               10,873.54                      9,143.72
05/31/02            10,445.95               10,780.36                      9,051.96
06/30/02            10,081.38               10,229.56                      8,542.32
07/31/02             9,793.06                9,883.93                      8,262.30
08/31/02             9,920.37               10,085.32                      8,404.55
09/30/02             9,798.35               10,071.43                      8,287.61
10/31/02             9,738.58                9,916.19                      8,235.17
11/30/02            10,253.75               10,486.44                      8,709.89
12/31/02            10,378.84               10,603.70                      8,794.52
01/31/03            10,661.15               10,859.90                      8,989.01
02/28/03            10,818.93               10,940.45                      9,109.47
03/31/03            11,095.90               11,172.03                      9,336.87
04/30/03            11,661.79               11,774.18                      9,795.28
05/31/03            11,830.88               12,003.33                      9,911.78
06/30/03            12,176.34               12,310.53                     10,178.84
07/31/03            12,077.72               12,241.45                     10,100.37
08/31/03            12,212.99               12,381.11                     10,236.00
09/30/03            12,546.40               12,721.72                     10,484.55
10/31/03            12,802.35               12,953.90                     10,719.81
11/30/03            12,977.74               13,109.53                     10,844.01
12/31/03            13,277.53               13,415.73                     11,112.49
01/31/04            13,535.11               13,719.97                     11,290.81
02/29/04            13,541.88               13,681.32                     11,268.73
03/31/04            13,632.61               13,756.48                     11,311.71
04/30/04            13,613.52               13,710.74                     11,286.02
05/31/04            13,398.43               13,506.69                     11,111.62
06/30/04            13,606.10               13,669.35                     11,267.08
07/31/04            13,780.26               13,763.99                     11,356.89
08/31/04            14,004.88               13,993.05                     11,542.23
09/30/04            14,217.75               14,189.15                     11,702.44
10/31/04            14,462.30               14,419.49                     11,910.64
11/30/04            14,645.97               14,601.39                     12,079.70
12/31/04            14,865.66               14,834.21                     12,261.89
01/31/05            14,862.69               14,804.54                     12,231.69
02/28/05            15,058.87               14,988.23                     12,418.61
03/31/05            14,698.97               14,704.38                     12,089.21
04/30/05            14,553.45               14,590.85                     11,947.96
05/31/05            14,732.46               14,742.51                     12,139.42
06/30/05            14,978.49               14,985.29                     12,334.76
07/31/05            15,183.69               15,189.99                     12,526.31
08/31/05            15,262.04               15,328.33                     12,585.82
09/30/05            15,114.61               15,177.03                     12,504.10
10/31/05            14,972.43               15,051.14                     12,401.02
11/30/05            15,075.08               15,158.29                     12,514.01
12/31/05            15,200.88               15,324.31                     12,629.43
01/31/06            15,396.32               15,514.95                     12,792.31
02/28/06            15,550.28               15,656.42                     12,899.55
03/31/06            15,670.02               15,724.80                     12,952.31
04/30/06            15,775.01               15,809.95                     13,026.95
05/31/06            15,817.60               15,811.77                     12,998.47
06/30/06            15,729.02               15,738.99                     12,925.94
07/31/06            15,864.29               15,886.47                     13,024.58
08/31/06            16,084.80               16,151.48                     13,201.97
09/30/06            16,285.86               16,350.91                     13,347.91
10/31/06            16,510.61               16,588.97                     13,540.84
11/30/06            16,811.10               16,841.64                     13,774.63
12/31/06            17,011.15               17,010.11                     13,913.58
01/31/07            17,206.78               17,162.59                     14,062.62
02/28/07            17,473.49               17,417.12                     14,244.98
03/31/07            17,524.16               17,459.62                     14,290.27
04/30/07            17,773.00               17,696.14                     14,487.61
05/31/07            17,911.63               17,799.55                     14,611.08
06/30/07            17,639.37               17,589.91                     14,373.69
07/31/07            17,085.50               17,136.47                     13,907.72
08/31/07            17,263.19               17,295.26                     14,041.84
09/30/07            17,648.16               17,594.71                     14,380.29
10/31/07            17,785.81               17,664.81                     14,504.13
11/30/07            17,455.00               17,267.73                     14,195.84
12/31/07            17,463.72               17,226.23                     14,209.81
01/31/08            17,187.80               16,832.95                     13,920.26
02/29/08            16,998.73               16,647.39                     13,732.74
03/31/08            16,959.63               16,541.53                     13,711.93
04/30/08            17,626.15               16,944.40                     14,225.84
05/31/08            17,693.13               17,068.41                     14,299.19
06/30/08            17,266.72               16,668.61                     13,922.84
07/31/08            17,033.62               16,445.37                     13,742.23

                                   [END CHART]

         *DATA FROM 7/31/99 THROUGH 7/31/08.

         The  graph  illustrates  the  comparison  of  a  $10,000   hypothetical
         investment in the USAA High-Yield Opportunities Fund to the following benchmarks:

         o The Credit Suisse (CS) High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market.

         o The unmanaged Lipper High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category.

         *THE  PERFORMANCE OF THE LIPPER HIGH CURRENT YIELD BOND FUNDS INDEX AND
          THE CS HIGH YIELD INDEX IS CALCULATED FROM THE END OF THE MONTH, JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------------------------
                 TOP 10 HOLDINGS* AS OF 7/31/2008
                        (% of Net Assets)
----------------------------------------------------------------

Intelsat Bermuda Ltd.                                       1.5%

Leucadia National Corp.                                     1.4%

PXRE Capital Trust I                                        1.3%

Kansas City Southern de Mexico, S.A. de C.V.                1.2%

SunGard Data Systems, Inc.                                  1.2%

Pilgrim's Pride Corp.                                       0.9%

CCH I, LLC                                                  0.8%

Ford Motor Credit Co., LLC                                  0.8%

Texas Competitive Electric Holding Co., LLC                 0.7%

United Airlines, Inc.                                       0.7%

         *EXCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
          WITH CASH COLLATERAL FROM SECURITIES LOANED.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-35.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                    SECTOR ASSET ALLOCATION*
                           7/31/2008

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                                                25.4%
Consumer Discretionary                                    19.2%
Industrials                                               11.0%
Energy                                                     7.3%
Telecommunication Services                                 6.9%
Utilities                                                  6.4%
Health Care                                                6.0%
Materials                                                  5.9%
Consumer Staples                                           4.4%
Information Technology                                     2.5%
Municipal Bonds                                            0.8%
Money Market Instruments                                   2.3%

                          [END CHART]

         *EXCLUDES SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
          SECURITIES LOANED.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA HIGH-YIELD OPPORTUNITIES FUND

         The following federal tax information related to the Fund's fiscal year ended July 31, 2008, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2009.

         3.17% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

         For the fiscal year ended July 31, 2008, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gains rates.

         Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $607,000 as long-term capital gains for the fiscal year ended July 31, 2008.

         For the fiscal year ended July 31, 2008,  certain dividends paid by the
         Fund  qualify  as  interest-related   dividends.  The  Fund  designates
         $44,086,000 as qualifying interest income.

14

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA HIGH-YIELD OPPORTUNITIES FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA High-Yield Opportunities Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA High-Yield Opportunities Fund at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

San Antonio, Texas
September 17, 2008

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                                    COUPON                            VALUE
    (000)   SECURITY                                                           RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (70.5%)

            CONSUMER DISCRETIONARY (17.9%)
            ------------------------------
            APPAREL & ACCESSORIES & LUXURY GOODS (1.9%)
  $ 2,250   Hanesbrands, Inc.                                                  6.51%(a)    12/15/2014       $  2,014
    1,000   Jostens IH Corp.                                                   7.63        10/01/2012            977
    3,750   Kellwood Co.                                                       7.88         7/15/2009          3,656
    3,000   Kellwood Co.                                                       7.63        10/15/2017          1,845
    3,000   Levi Strauss & Co.                                                 9.75         1/15/2015          2,857
      600   Oxford Industries, Inc.                                            8.88         6/01/2011            581
    2,000   Quiksilver, Inc.                                                   6.88         4/15/2015          1,585
                                                                                                            --------
                                                                                                              13,515
                                                                                                            --------
            AUTO PARTS & EQUIPMENT (1.0%)
    2,000   Arvinmeritor, Inc.                                                 8.13         9/15/2015          1,640
    1,000   Metaldyne Co., LLC(b)                                              6.56         1/11/2014            618
    2,000   Metaldyne Corp.                                                   11.00         6/15/2012            420
    2,000   Metaldyne Corp.(c)                                                10.00        11/01/2013            840
    1,029   Tenneco Automotive, Inc.                                          10.25         7/15/2013          1,068
      200   Tenneco Automotive, Inc.                                           8.63        11/15/2014            170
      500   Tenneco Automotive, Inc.                                           8.13        11/15/2015            446
    2,000   Titan International, Inc.                                          8.00         1/15/2012          1,960
                                                                                                            --------
                                                                                                               7,162
                                                                                                            --------
            AUTOMOBILE MANUFACTURERS (0.2%)
    1,985   Daimler Finance N.A. LLC(b)                                        6.78         8/03/2012          1,644
                                                                                                            --------
            BROADCASTING & CABLE TV (6.0%)
    3,000   Canwest Mediaworks LP(d)                                           9.25         8/01/2015          2,340
    3,000   CCH I Holdings, LLC                                               13.50         1/15/2014          2,070
    7,500   CCH I, LLC                                                        11.00        10/01/2015          5,672
    3,928   CCH II, LLC(d)                                                    10.25        10/01/2013          3,466
    1,000   CCO Holdings, LLC                                                  8.75        11/15/2013            930
    3,000   Charter Communications Operating, LLC(d)                           8.00         4/30/2012          2,873
    3,000   Clear Channel Communications, Inc.                                 4.25         5/15/2009          2,903
    3,000   CSC Holdings, Inc.                                                 7.63         4/01/2011          2,992
    1,000   CSC Holdings, Inc.(d)                                              8.50         6/15/2015            990
    3,000   LBI Media, Inc.(d)                                                 8.50         8/01/2017          2,314
    4,000   Liberty Media Corp.                                                7.88         7/15/2009          4,059
    2,000   Liberty Media Corp.                                                5.70         5/15/2013          1,810
    5,000   Mediacom Broadband, LLC                                            8.50        10/15/2015          4,494
    1,000   Mediacom, LLC                                                      7.88         2/15/2011            943

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                                    COUPON                            VALUE
    (000)   SECURITY                                                           RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------------------
  $   998   Telesat Canada, Inc.(b),(e)                                        8.20%        9/01/2014       $    954
    4,000   Univision Communications, Inc.(b)                                  4.71         9/29/2014          3,275
                                                                                                            --------
                                                                                                              42,085
                                                                                                            --------
            CASINOS & GAMING (3.9%)
    3,000   Harrah's Operating Co., Inc.                                       5.50         7/01/2010          2,602
    3,000   Harrah's Operating Co., Inc.(d)                                   10.75         2/01/2016          2,273
    4,200   Inn of the Mountain Gods                                          12.00        11/15/2010          3,087
    4,000   Jacobs Entertainment, Inc.                                         9.75         6/15/2014          2,880
    3,030   MGM Mirage                                                         6.75         9/01/2012          2,674
    3,000   MGM Mirage                                                         6.75         4/01/2013          2,520
    1,000   MGM Mirage                                                         6.63         7/15/2015            791
    3,734   Pokagon Gaming Auth.(d)                                           10.38         6/15/2014          3,827
    2,750   Shingle Springs Tribal Gaming Auth.(d)                             9.38         6/15/2015          2,228
    3,000   Snoqualmie Entertainment Auth.(d)                                  6.94(a)      2/01/2014          2,190
    1,000   Snoqualmie Entertainment Auth.(d)                                  9.13         2/01/2015            725
    2,000   Turning Stone Resort Casino(d)                                     9.13         9/15/2014          1,910
                                                                                                            --------
                                                                                                              27,707
                                                                                                            --------
            CATALOG RETAIL (0.2%)
    1,500   Harry & David Operations Corp.                                     9.00         3/01/2013          1,196
                                                                                                            --------
            DISTRIBUTORS (0.5%)
    3,000   KAR Holdings, Inc.                                                 8.75         5/01/2014          2,603
      990   KAR Holdings, Inc. (Adesa, Inc.)(b)                                7.57        10/18/2013            893
                                                                                                            --------
                                                                                                               3,496
                                                                                                            --------
            HOME FURNISHINGS (0.3%)
      500   Interface, Inc.                                                   10.38         2/01/2010            529
    2,000   Simmons Co.                                                        7.88         1/15/2014          1,650
                                                                                                            --------
                                                                                                               2,179
                                                                                                            --------
            HOUSEHOLD APPLIANCES (0.2%)
    2,000   Stanley Works Capital Trust I                                      5.90        12/01/2045          1,585
                                                                                                            --------
            HOUSEWARES & SPECIALTIES (0.1%)
      500   Jarden Corp.                                                       7.50         5/01/2017            434
                                                                                                            --------
            LEISURE FACILITIES (0.7%)
    1,350   Six Flags Operations, Inc.(d)                                     12.25         7/15/2016          1,222
    4,475   Town Sports International Holdings, Inc.,
            11.00%, 2/01/2009                                                 10.23(f)      2/01/2014          4,050
                                                                                                            --------
                                                                                                               5,272
                                                                                                            --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                                    COUPON                            VALUE
    (000)   SECURITY                                                           RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------------------
            LEISURE PRODUCTS (0.1%)
  $ 1,000   Riddell Bell Holdings, Inc.                                        8.38%       10/01/2012       $    795
                                                                                                            --------
            MOVIES & ENTERTAINMENT (0.4%)
    3,000   Cinemark, Inc., 9.75%, 3/15/2009                                   8.90(f)      3/15/2014          2,857
                                                                                                            --------
            PUBLISHING (1.8%)
    3,145   American Media Operations, Inc.(c)                                10.25         5/01/2009          2,524
    4,000   Idearc, Inc.                                                       8.00        11/15/2016          1,820
    2,000   Network Communications, Inc.                                      10.75        12/01/2013          1,520
    2,000   Quebecor Media, Inc.                                               7.75         3/15/2016          1,840
    3,412   R.H. Donnelley, Inc.(d)                                           11.75         5/15/2015          2,542
    4,000   Readers Digest Association, Inc.(d)                                9.00         2/15/2017          2,350
                                                                                                            --------
                                                                                                              12,596
                                                                                                            --------
            RESTAURANTS (0.3%)
    2,000   Landry's Restaurants, Inc.                                         9.50        12/15/2014          1,945
                                                                                                            --------
            SPECIALIZED CONSUMER SERVICES (0.3%)
    2,100   Service Corp. International                                        7.63        10/01/2018          2,016
                                                                                                            --------
            Total Consumer Discretionary                                                                     126,484
                                                                                                            --------
            CONSUMER STAPLES (3.7%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.4%)
    3,000   Southern States Cooperative, Inc.(d)                              11.00        11/01/2010          3,143
                                                                                                            --------
            DISTILLERS & VINTNERS (0.4%)
    1,000   Constellation Brands, Inc.                                         7.25         9/01/2016            968
    2,000   Constellation Brands, Inc.                                         7.25         5/15/2017          1,945
                                                                                                            --------
                                                                                                               2,913
                                                                                                            --------
            DRUG RETAIL (0.2%)
    1,000   Rite Aid Corp.                                                     8.63         3/01/2015            649
    1,000   Rite Aid Corp.                                                     9.38        12/15/2015            655
                                                                                                            --------
                                                                                                               1,304
                                                                                                            --------
            HOUSEHOLD PRODUCTS (0.7%)
    4,815   JohnsonDiversey Holdings Inc.                                     10.67         5/15/2013          4,899
                                                                                                            --------
            PACKAGED FOODS & MEAT (1.7%)
    1,500   Del Monte Corp.                                                    8.63        12/15/2012          1,536
      500   Del Monte Corp.                                                    6.75         2/15/2015            471

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                                    COUPON                            VALUE
    (000)   SECURITY                                                           RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------------------
  $ 3,000   Michael Foods, Inc.                                                8.00%       11/15/2013       $  2,977
    8,000   Pilgrim's Pride Corp.(c)                                           8.38         5/01/2017          6,200
    1,175   Reddy Ice Holdings, Inc.,
              10.50%, 11/01/2008                                               9.19(f)     11/01/2012          1,005
                                                                                                            --------
                                                                                                              12,189
                                                                                                            --------
            PERSONAL PRODUCTS (0.3%)
    1,100   Chattem, Inc.                                                      7.00         3/01/2014          1,081
      750   Elizabeth Arden, Inc.                                              7.75         1/15/2014            712
                                                                                                            --------
                                                                                                               1,793
                                                                                                            --------
            Total Consumer Staples                                                                            26,241
                                                                                                            --------
            ENERGY (6.7%)
            -------------
            COAL & CONSUMABLE FUELS (0.3%)
    2,000   Peabody Energy Corp.                                               7.88        11/01/2026          2,015
                                                                                                            --------
            OIL & GAS EQUIPMENT & SERVICES (0.7%)
    2,000   Basic Energy Services, Inc.                                        7.13         4/15/2016          1,885
    3,700   Seitel, Inc.                                                       9.75         2/15/2014          3,325
                                                                                                            --------
                                                                                                               5,210
                                                                                                            --------
            OIL & GAS EXPLORATION & PRODUCTION (2.2%)
    2,000   Berry Petroleum Co.                                                8.25        11/01/2016          1,990
      500   Calfrac Holdings, LP(d)                                            7.75         2/15/2015            475
    3,000   Chaparral Energy, Inc.                                             8.50        12/01/2015          2,602
    2,000   Cimarex Energy Co.                                                 7.13         5/01/2017          1,980
    2,000   Energy Partners Ltd.                                               9.75         4/15/2014          1,860
    1,500   Helix Energy Solutions Group, Inc.                                 9.50         1/15/2016          1,511
      500   Newfield Exploration Co.                                           7.13         5/15/2018            478
    1,000   Plains Exploration & Production Co.                                7.75         6/15/2015            990
    1,000   Plains Exploration & Production Co.                                7.63         6/01/2018            975
      500   Range Resources Corp.                                              7.25         5/01/2018            491
    2,000   Southwestern Energy Co.                                            7.63         5/01/2027          2,060
                                                                                                            --------
                                                                                                              15,412
                                                                                                            --------
            OIL & GAS REFINING & MARKETING (0.9%)
    2,133   Amerigas Partners, LP                                              7.25         5/20/2015          1,995
    2,980   MarkWest Energy Partners LP                                        8.50         7/15/2016          2,991
      250   MarkWest Energy Partners LP                                        8.75         4/15/2018            251
    1,000   Tesoro Corp.                                                       6.63        11/01/2015            885
                                                                                                            --------
                                                                                                               6,122
                                                                                                            --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                                    COUPON                            VALUE
    (000)   SECURITY                                                           RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------------------
            OIL & GAS STORAGE & TRANSPORTATION (2.6%)
  $ 1,000   El Paso Corp.                                                      7.25%        6/01/2018       $  1,000
    4,000   Enterprise Products Operations, LP                                 8.38         8/01/2066          3,914
    2,905   Kinder Morgan Finance Co.                                          5.70         1/05/2016          2,691
    2,000   Sabine Pass LNG, LP                                                7.25        11/30/2013          1,740
    1,000   Targa Resources Partners LP(d)                                     8.25         7/01/2016            950
    3,000   Targa Resources, Inc.                                              8.50        11/01/2013          2,872
    2,000   Tennessee Gas Pipeline Co.                                         7.00        10/15/2028          1,921
    4,000   TEPPCO Partners, LP                                                7.00         6/01/2067          3,468
                                                                                                            --------
                                                                                                              18,556
                                                                                                            --------
            Total Energy                                                                                      47,315
                                                                                                            --------
            FINANCIALS (11.6%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    1,000   Nuveen Investments, Inc.(d)                                       10.50        11/15/2015            909
                                                                                                            --------
            CONSUMER FINANCE (3.0%)
    2,000   Ford Motor Credit Co., LLC                                         7.38         2/01/2011          1,613
    6,000   Ford Motor Credit Co., LLC                                         7.24(a)      4/15/2012          5,730
    2,000   Ford Motor Credit Co., LLC                                         7.00        10/01/2013          1,434
    2,000   Ford Motor Credit Co., LLC                                        12.00         5/15/2015          1,692
    3,000   General Motors Acceptance Corp.                                    5.63         5/15/2009          2,747
    2,000   General Motors Acceptance Corp.                                    7.75         1/19/2010          1,626
    2,000   General Motors Acceptance Corp.                                    6.88         8/28/2012          1,256
    4,000   General Motors Acceptance Corp.                                    6.75        12/01/2014          2,294
    3,000   SLM Corp.                                                          4.50         7/26/2010          2,736
                                                                                                            --------
                                                                                                              21,128
                                                                                                            --------
            DIVERSIFIED BANKS (0.6%)
    3,000   Huntington National Bank                                           4.38         1/15/2010          2,856
    2,000   Wachovia Corp.                                                     7.98                 -(g)       1,540
                                                                                                            --------
                                                                                                               4,396
                                                                                                            --------
            LIFE & HEALTH INSURANCE (0.8%)
    1,000   Americo Life, Inc.(d)                                              7.88         5/01/2013          1,020
    2,000   Great-West Life & Annuity Insurance Co.(d)                         7.15         5/16/2046          1,654
    1,000   Lincoln National Corp.                                             7.00         5/17/2066            879
    2,000   StanCorp Financial Group, Inc.                                     6.90         5/29/2067          1,672
                                                                                                            --------
                                                                                                               5,225
                                                                                                            --------
            MULTI-LINE INSURANCE (1.2%)
    3,780   AFC Capital Trust I                                                8.21         2/03/2027          3,123
    1,000   Farmers Exchange Capital(d)                                        7.05         7/15/2028            824

20

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                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                                    COUPON                            VALUE
    (000)   SECURITY                                                           RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------------------
  $ 1,700   Farmers Insurance Exchange(d)                                      8.63%        5/01/2024       $  1,782
    2,000   Oil Casualty Insurance Ltd.(d)                                     8.00         9/15/2034          1,785
    1,000   Oil Insurance Ltd.(d)                                              7.56                 -(g)         851
                                                                                                            --------
                                                                                                               8,365
                                                                                                            --------
            MULTI-SECTOR HOLDINGS (1.7%)
    2,000   Leucadia National Corp.                                            7.13         3/15/2017          1,883
    9,775   Leucadia National Corp.                                            8.65         1/15/2027          9,787
                                                                                                            --------
                                                                                                              11,670
                                                                                                            --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    2,000   AgFirst Farm Credit Bank                                           6.59                 -(g)       1,463
                                                                                                            --------
            PROPERTY & CASUALTY INSURANCE (1.6%)
    2,300   Assured Guaranty U.S. Holdings, Inc.                               6.40        12/15/2066          1,372
    2,000   First American Capital Trust I                                     8.50         4/15/2012          1,897
    1,500   Kingsway America, Inc.                                             7.50         2/01/2014          1,288
    2,000   Liberty Mutual Group, Inc.(d)                                      7.00         3/15/2037          1,628
    2,000   MBIA Insurance Co.(d)                                             14.00         1/15/2033          1,101
    2,000   Security Capital Assurance Ltd.                                    6.88                 -(g)         120
    3,000   XL Capital Ltd.                                                    6.50                 -(g)       1,953
    2,000   Zenith National Insurance Capital Trust(d),(h)                     8.55         8/01/2028          1,915
                                                                                                            --------
                                                                                                              11,274
                                                                                                            --------
            REGIONAL BANKS (0.7%)
    3,500   CBG Florida REIT Corp.(d)                                          7.11                 -(g)       1,000
    2,500   Huntington Capital III                                             6.65         5/15/2037          1,331
    1,500   National City Preferred Capital Trust I                           12.00                 -(g)         885
    2,000   Webster Capital Trust IV                                           7.65         6/15/2037          1,312
    1,000   Zions Bancorp                                                      5.50        11/16/2015            651
                                                                                                            --------
                                                                                                               5,179
                                                                                                            --------
            REITs - OFFICE (0.5%)
    2,000   Reckson Operating Partnership, LP                                  7.75         3/15/2009          1,981
    2,055   Reckson Operating Partnership, LP                                  6.00         3/31/2016          1,751
                                                                                                            --------
                                                                                                               3,732
                                                                                                            --------
            REITs - RETAIL (0.6%)
    2,000   Rouse Co.                                                          8.00         4/30/2009          1,976
    3,000   Rouse Co. LP(d)                                                    6.75         5/01/2013          2,538
                                                                                                            --------
                                                                                                               4,514
                                                                                                            --------

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                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                                    COUPON                            VALUE
    (000)   SECURITY                                                           RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------------------
            SPECIALIZED FINANCE (0.2%)
  $ 1,000   Financial Security Assurance Holdings Ltd.(d)                      6.40%       12/15/2066       $    581
    1,000   Petroplus Finance Ltd.(d)                                          7.00         5/01/2017            855
                                                                                                            --------
                                                                                                               1,436
                                                                                                            --------
            THRIFTS & MORTGAGE FINANCE (0.4%)
    2,000   Washington Mutual Bank                                             5.55         6/16/2010          1,627
    2,000   Washington Mutual Preferred Funding Trust IV(d)                    9.75                 -(g)         921
                                                                                                            --------
                                                                                                               2,548
                                                                                                            --------
            Total Financials                                                                                  81,839
                                                                                                            --------
            HEALTH CARE (5.8%)
            ------------------
            HEALTH CARE EQUIPMENT (0.5%)
    1,000   Biomet, Inc.                                                      10.00        10/15/2017          1,080
    2,500   Universal Hospital Services, Inc.                                  6.30(a)      6/01/2015          2,363
                                                                                                            --------
                                                                                                               3,443
                                                                                                            --------
            HEALTH CARE FACILITIES (3.5%)
    1,938   Community Health Systems, Inc.(b),(e)                              4.71         7/24/2014          1,834
    2,000   Community Health Systems, Inc.                                     8.88         7/15/2015          2,032
    2,000   HCA, Inc.                                                          9.13        11/15/2014          2,075
    3,000   HCA, Inc.                                                          9.25        11/15/2016          3,105
    2,000   HCA, Inc.                                                          9.63        11/15/2016          2,070
    3,000   HealthSouth Corp.                                                 10.75         6/15/2016          3,225
    2,000   IASIS Healthcare, LLC                                              8.75         6/15/2014          2,015
    3,000   Select Medical Corp.                                               7.63         2/01/2015          2,595
      250   Sun Healthcare Group, Inc.                                         9.13         4/15/2015            249
    4,000   Tenet Healthcare Corp.                                             6.38        12/01/2011          3,975
    2,000   Tenet Healthcare Corp.                                             6.50         6/01/2012          1,953
                                                                                                            --------
                                                                                                              25,128
                                                                                                            --------
            HEALTH CARE SERVICES (1.2%)
    2,000   Alliance Imaging, Inc.                                             7.25        12/15/2012          1,875
    2,250   AMR Holdco, Inc.                                                  10.00         2/15/2015          2,374
      500   Omnicare, Inc.                                                     6.88        12/15/2015            462
    2,000   Psychiatric Solutions, Inc.                                        7.75         7/15/2015          1,980
    2,000   US Oncology, Inc.                                                 10.75         8/15/2014          1,980
                                                                                                            --------
                                                                                                               8,671
                                                                                                            --------
            HEALTH CARE SUPPLIES (0.2%)
      250   Bausch & Lomb, Inc.(d)                                             9.88        11/01/2015            256
    1,000   ReAble Therapeutics Finance, LLC(d)                               10.88        11/15/2014          1,010
                                                                                                            --------
                                                                                                               1,266
                                                                                                            --------

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                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                                    COUPON                            VALUE
    (000)   SECURITY                                                           RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------------------
            PHARMACEUTICALS (0.4%)
  $ 2,761   Warner Chilcott Corp.                                              8.75%        2/01/2015       $  2,816
                                                                                                            --------
            Total Health Care                                                                                 41,324
                                                                                                            --------
            INDUSTRIALS (7.9%)
            ------------------
            AEROSPACE & DEFENSE (0.7%)
    1,000   BE Aerospace, Inc.                                                 8.50         7/01/2018          1,037
    3,000   DRS Technologies, Inc.                                             6.88        11/01/2013          3,037
    1,000   Moog, Inc.(d)                                                      7.25         6/15/2018            983
                                                                                                            --------
                                                                                                               5,057
                                                                                                            --------
            AIR FREIGHT & LOGISTICS (0.5%)
    4,000   Park Ohio Industries, Inc.                                         8.38        11/15/2014          3,340
                                                                                                            --------
            AIRLINES (0.7%)
    1,321   America West Airlines, Inc.                                        6.87         1/02/2017          1,165
      598   America West Airlines, Inc.                                        7.12         1/02/2017            469
    2,000   American Airlines, Inc.                                            6.82         5/23/2011          1,530
      364   Continental Airlines, Inc.                                         8.50         5/01/2011            338
      419   Continental Airlines, Inc.                                         7.03         6/15/2011            352
    2,000   Continental Airlines, Inc.                                         8.75        12/01/2011          1,410
                                                                                                            --------
                                                                                                               5,264
                                                                                                            --------
            BUILDING PRODUCTS (0.9%)
    2,000   Building Materials Corp. of America                                7.75         8/01/2014          1,580
    2,000   Esco Corp.(d)                                                      6.65(a)     12/15/2013          1,862
      250   Esco Corp.(d)                                                      8.63        12/15/2013            248
    2,500   Nortek, Inc.                                                       8.50         9/01/2014          1,438
      500   Ply Gem Industries, Inc.(d)                                       11.75         6/15/2013            450
    1,000   USG Corp.                                                          6.30        11/15/2016            800
                                                                                                            --------
                                                                                                               6,378
                                                                                                            --------
            COMMERCIAL PRINTING (0.8%)
    3,000   Deluxe Corp.                                                       5.00        12/15/2012          2,475
    2,000   Harland Clarke Holdings Corp.                                      7.43(a)      5/15/2015          1,415
    2,000   Harland Clarke Holdings Corp.                                      9.50         5/15/2015          1,610
                                                                                                            --------
                                                                                                               5,500
                                                                                                            --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
    2,300   Manitowoc Co., Inc.                                                7.13        11/01/2013          2,173
    1,000   Terex Corp.                                                        7.38         1/15/2014            974
                                                                                                            --------
                                                                                                               3,147
                                                                                                            --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                                    COUPON                            VALUE
    (000)   SECURITY                                                           RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------------------
            DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (1.5%)
  $ 3,000   ARAMARK Corp.                                                      8.50%        2/01/2015       $  2,996
    1,000   Geo Group, Inc.                                                    8.25         7/15/2013          1,023
      250   Lender Processing Services, Inc.                                   8.13         7/01/2016            251
      600   Mac-Gray Corp.                                                     7.63         8/15/2015            577
    4,030   Mobile Services Group, Inc.                                        9.75         8/01/2014          3,879
    2,000   West Corp.                                                         9.50        10/15/2014          1,725
                                                                                                            --------
                                                                                                              10,451
                                                                                                            --------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
    1,500   Baldor Electric Co.                                                8.63         2/15/2017          1,511
      500   General Cable Corp.                                                7.13         4/01/2017            474
      258   UCAR Finance, Inc.                                                10.25         2/15/2012            267
                                                                                                            --------
                                                                                                               2,252
                                                                                                            --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
    1,000   Allied Waste North America, Inc.                                   7.25         3/15/2015            990
    2,000   Allied Waste North America, Inc.                                   6.88         6/01/2017          1,925
                                                                                                            --------
                                                                                                               2,915
                                                                                                            --------
            HIGHWAYS & RAILTRACKS (0.3%)
    2,100   American Railcar Industries, Inc.                                  7.50         3/01/2014          1,969
                                                                                                            --------
            INDUSTRIAL MACHINERY (0.1%)
      500   Mueller Water Products, Inc.                                       7.38         6/01/2017            413
                                                                                                            --------
            TRADING COMPANIES & DISTRIBUTORS (0.7%)
    2,000   RSC Equipment Rental Corp.                                         9.50        12/01/2014          1,650
    4,000   United Rentals North America, Inc.(h)                              6.50         2/15/2012          3,620
                                                                                                            --------
                                                                                                               5,270
                                                                                                            --------
            TRUCKING (0.6%)
    3,000   Avis Budget Car Rental, LLC                                        7.63         5/15/2014          2,137
    2,000   Hertz Corp.                                                        8.88         1/01/2014          1,845
                                                                                                            --------
                                                                                                               3,982
                                                                                                            --------
            Total Industrials                                                                                 55,938
                                                                                                            --------
            INFORMATION TECHNOLOGY (2.1%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (1.6%)
    1,000   First Data Corp.(d)                                                9.88         9/24/2015            885
    2,000   Iron Mountain, Inc.                                                7.75         1/15/2015          2,010
    8,000   SunGard Data Systems, Inc.                                        10.25         8/15/2015          8,160
                                                                                                            --------
                                                                                                              11,055
                                                                                                            --------

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                                    COUPON                            VALUE
    (000)   SECURITY                                                           RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------------------
            ELECTRONIC EQUIPMENT MANUFACTURERS (0.3%)
  $ 1,750   Itron, Inc.                                                        7.75%        5/15/2012       $  1,761
                                                                                                            --------

            SEMICONDUCTORS (0.2%)
    2,000   Freescale Semiconductor, Inc.                                      8.88        12/15/2014          1,705
                                                                                                            --------
            Total Information Technology                                                                      14,521
                                                                                                            --------
            MATERIALS (4.0%)
            ----------------
            COMMODITY CHEMICALS (0.2%)
    2,000   Arco Chemical Co.                                                  9.80         2/01/2020          1,490
                                                                                                            --------
            CONSTRUCTION MATERIALS (0.1%)
    1,000   Panolam Industries International, Inc.                            10.75        10/01/2013            800
                                                                                                            --------
            DIVERSIFIED CHEMICALS (0.3%)
    2,500   Huntsman International, LLC                                        7.38         1/01/2015          2,331
                                                                                                            --------
            METAL & GLASS CONTAINERS (0.6%)
    1,500   Crown Americas, LLC                                                7.75        11/15/2015          1,551
    2,000   Graham Packaging Co., LP                                           8.50        10/15/2012          1,880
      500   Pliant Corp.                                                      11.13         9/01/2009            430
                                                                                                            --------
                                                                                                               3,861
                                                                                                            --------
            PAPER PACKAGING (1.1%)
      250   Graphic Packaging Corp.                                            8.63         2/15/2012            251
    3,000   Graphic Packaging International, Inc.                              9.50         8/15/2013          2,812
    5,000   Jefferson Smurfit Corp.                                            8.25        10/01/2012          4,400
                                                                                                            --------
                                                                                                               7,463
                                                                                                            --------
            PAPER PRODUCTS (0.5%)
      597   Boise Cascade, LLC                                                 7.13        10/15/2014            394
    2,000   International Paper Co.                                            7.40         6/15/2014          2,000
    1,000   NewPage Corp.                                                     10.00         5/01/2012            974
                                                                                                            --------
                                                                                                               3,368
                                                                                                            --------
            SPECIALTY CHEMICALS (0.7%)
    2,000   Momentive Performance Materials, Inc.                              9.75        12/01/2014          1,780
    1,000   Nalco Co.                                                          8.88        11/15/2013          1,035
    2,000   Rockwood Specialties Group, Inc.                                   7.50        11/15/2014          1,975
                                                                                                            --------
                                                                                                               4,790
                                                                                                            --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                                    COUPON                            VALUE
    (000)   SECURITY                                                           RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------------------
            STEEL (0.5%)
  $ 2,500   AK Steel Holding Corp.                                             7.75%        6/15/2012       $  2,537
    1,250   Metals USA, Inc.                                                  11.13        12/01/2015          1,316
                                                                                                            --------
                                                                                                               3,853
                                                                                                            --------
            Total Materials                                                                                   27,956
                                                                                                            --------
            TELECOMMUNICATION SERVICES (4.6%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (2.7%)
    4,000   Citizens Communications Co.                                        6.25         1/15/2013          3,820
    1,000   Hawaiian Telcom Communications, Inc.(b),(e)                        4.80         6/01/2014            802
    2,000   Hawaiian Telcom Communications, Inc.                              12.50         5/01/2015            450
    5,000   Qwest Capital Funding, Inc.                                        7.25         2/15/2011          4,788
      667   Qwest Communications International, Inc.                           6.18(a)      2/15/2009            657
    5,000   Qwest Communications International, Inc.                           7.25         2/15/2011          4,812
    2,000   Sprint Capital Corp.                                               7.63         1/30/2011          1,941
    2,000   Windstream Corp.                                                   8.13         8/01/2013          2,030
                                                                                                            --------
                                                                                                              19,300
                                                                                                            --------
            WIRELESS TELECOMMUNICATION SERVICES (1.9%)
    1,990   Alltel Communications, Inc.(b)                                     5.21         5/15/2015          1,987
    2,000   Alltel Corp.                                                       7.00         7/01/2012          2,055
    2,000   Cricket Communications, Inc.                                      10.00         7/15/2015          2,025
    2,000   MetroPCS Wireless, Inc.                                            9.25        11/01/2014          1,950
    3,000   Rural Cellular Corp.                                               8.25         3/15/2012          3,090
    2,000   US Unwired, Inc.                                                  10.00         6/15/2012          2,020
                                                                                                            --------
                                                                                                              13,127
                                                                                                            --------
            Total Telecommunication Services                                                                  32,427
                                                                                                            --------
            UTILITIES (6.2%)
            ----------------
            ELECTRIC UTILITIES (2.4%)
      797   FPL Energy National Wind Portfolio, LLC(d)                         6.13         3/25/2019            785
      617   FPL Energy Wind Funding, LLC(d)                                    6.88         6/27/2017            626
    2,000   FPL Group Capital, Inc.                                            7.30         9/01/2067          1,844
    4,000   PPL Capital Funding, Inc.                                          6.70         3/30/2067          3,410
    2,000   Reliant Energy, Inc.                                               7.88         6/15/2017          1,940
      697   Sierra Pacific Resources                                           8.63         3/15/2014            732
    1,985   Texas Competitive Electric Holding Co., LLC(b)                     6.23        10/10/2014          1,870
      988   Texas Competitive Electric Holding Co., LLC(b)                     6.23        10/10/2014            928
    5,000   Texas Competitive Electric Holding Co., LLC(d)                    10.25        11/01/2015          5,012
                                                                                                            --------
                                                                                                              17,147
                                                                                                            --------

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                                    COUPON                            VALUE
    (000)   SECURITY                                                           RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------------------
            GAS UTILITIES (0.5%)
  $ 3,000   Enbridge Energy Partners, LP                                       8.05%       10/01/2037       $  2,728
      500   Southern Star Central Corp.                                        6.75         3/01/2016            472
                                                                                                            --------
                                                                                                               3,200
                                                                                                            --------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.8%)
    3,000   AES Corp.                                                          7.75         3/01/2014          2,992
    3,000   AES Corp.(d)                                                       8.00         6/01/2020          2,895
    2,000   Dynegy Holdings, Inc.                                              8.38         5/01/2016          1,995
    1,500   IPALCO Enterprises, Inc.(d)                                        7.25         4/01/2016          1,506
    1,000   NRG Energy, Inc.                                                   7.38         2/01/2016            975
    2,000   NRG Energy, Inc.                                                   7.38         1/15/2017          1,940
                                                                                                            --------
                                                                                                              12,303
                                                                                                            --------
            INDUSTRIAL GASES (0.2%)
    1,500   Airgas, Inc.                                                       7.13        10/01/2018          1,508
                                                                                                            --------
            MULTI-UTILITIES (1.3%)
    1,410   AVA Capital Trust III                                              6.50         4/01/2034          1,339
    3,000   PNM Resources, Inc.                                                9.25         5/15/2015          3,068
    4,000   Puget Sound Energy, Inc.                                           6.97         6/01/2067          3,495
    1,463   Tenaska Oklahoma, LP(d)                                            6.53        12/30/2014          1,417
                                                                                                            --------
                                                                                                               9,319
                                                                                                            --------
            Total Utilities                                                                                   43,477
                                                                                                            --------
            Total Corporate Obligations (cost: $559,407)                                                     497,522
                                                                                                            --------
            EURODOLLAR AND YANKEE OBLIGATIONS (11.8%)

            CONSUMER DISCRETIONARY (0.8%)
            -----------------------------
            BROADCASTING & CABLE TV (0.7%)
    5,000   NTL Cable plc                                                      8.75         4/15/2014          4,675
                                                                                                            --------
            FOREST PRODUCTS (0.1%)
      637   Ainsworth Lumber Co. Ltd.(d),(i)                                  11.00         7/29/2015            637
                                                                                                            --------
            Total Consumer Discretionary                                                                       5,312
                                                                                                            --------
            ENERGY (0.5%)
            -------------
            OIL & GAS DRILLING (0.1%)
      578   Delek & Avner-Yam Tethys Ltd.(d)                                   5.33         8/01/2013            581
                                                                                                            --------

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                   (continued)

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JULY 31, 2008

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                                    COUPON                            VALUE
    (000)   SECURITY                                                           RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------------------
            OIL & GAS EXPLORATION & PRODUCTION (0.4%)
  $ 3,000   Compton Petroleum Finance Corp.                                    7.63%       12/01/2013       $  2,948
                                                                                                            --------
            Total Energy                                                                                       3,529
                                                                                                            --------
            FINANCIALS (4.6%)
            -----------------
            DIVERSIFIED BANKS (0.8%)
    1,415   MUFG Capital Finance 1 Ltd.                                        6.35                 -(g)       1,215
    2,000   Standard Chartered plc(d)                                          6.41                 -(g)       1,600
    1,000   Sumitomo Mitsui Financial Group(d)                                 6.08                 -(g)         820
    2,000   UFJ Finance Aruba AEC                                              8.75                 -(g)       2,002
                                                                                                            --------
                                                                                                               5,637
                                                                                                            --------
            LIFE & HEALTH INSURANCE (0.5%)
    4,000   AXA S.A.(d)                                                        6.46                 -(g)       3,220
                                                                                                            --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    2,000   ZFS Finance USA Trust II(d)                                        6.45        12/15/2065          1,747
                                                                                                            --------
            PROPERTY & CASUALTY INSURANCE (0.4%)
    1,000   Allied World Assurance Holdings Ltd.                               7.50         8/01/2016            940
    3,000   Catlin Insurance Co. Ltd.(d)                                       7.25                 -(g)       1,790
                                                                                                            --------
                                                                                                               2,730
                                                                                                            --------
            REGIONAL BANKS (0.3%)
    2,000   Glitnir Banki hf(d)                                                4.75        10/15/2010          1,681
    1,000   Kaupthing Bank hf(d)                                               5.75        10/04/2011            795
                                                                                                            --------
                                                                                                               2,476
                                                                                                            --------
            REINSURANCE (2.4%)
    4,000   Max USA Holdings Ltd.(d)                                           7.20         4/14/2017          4,055
    1,650   Montpelier Re Holdings Ltd.                                        6.13         8/15/2013          1,614
    2,000   Platinum Underwriters Finance, Inc.                                7.50         6/01/2017          1,883
    9,848   PXRE Capital Trust I                                               8.85         2/01/2027          9,343
                                                                                                            --------
                                                                                                              16,895
                                                                                                            --------
            Total Financials                                                                                  32,705
                                                                                                            --------
            INDUSTRIALS (2.2%)
            ------------------
            COMMERCIAL PRINTING (0.2%)
    1,000   Quebecor World Capital Corp.(j)                                    4.88        11/15/2008            364
    3,000   Quebecor World Capital Corp.(j)                                    6.13        11/15/2013          1,065
                                                                                                            --------
                                                                                                               1,429
                                                                                                            --------

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                   (continued)

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JULY 31, 2008

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                                    COUPON                            VALUE
    (000)   SECURITY                                                           RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------------------
            MARINE (0.6%)
  $ 3,550   Navios Maritime Holdings, Inc.                                     9.50%       12/15/2014       $  3,510
    1,000   Stena AB                                                           7.00        12/01/2016            971
                                                                                                            --------
                                                                                                               4,481
                                                                                                            --------
            RAILROADS (1.4%)
    8,000   Kansas City Southern de Mexico, S.A. de C.V.(h)                    9.38         5/01/2012          8,300
    1,500   Kansas City Southern de Mexico, S.A. de C.V.                       7.38         6/01/2014          1,459
                                                                                                            --------
                                                                                                               9,759
                                                                                                            --------
            Total Industrials                                                                                 15,669
                                                                                                            --------
            INFORMATION TECHNOLOGY (0.4%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.1%)
      500   Nortel Networks Ltd.(d)                                           10.75         7/15/2016            495
                                                                                                            --------
            SEMICONDUCTORS (0.3%)
    1,750   New Asat Finance Ltd.                                              9.25         2/01/2011          1,133
    1,000   NXP B.V./NXP Funding, LLC                                          7.88        10/15/2014            840
                                                                                                            --------
                                                                                                               1,973
                                                                                                            --------
            Total Information Technology                                                                       2,468
                                                                                                            --------
            MATERIALS (1.8%)
            ----------------
            ALUMINUM (0.1%)
    1,000   Novelis, Inc.                                                      7.25         2/15/2015            933
                                                                                                            --------
            DIVERSIFIED CHEMICALS (0.5%)
    5,000   INEOS Group Holdings plc(d)                                        8.50         2/15/2016          3,381
                                                                                                            --------
            DIVERSIFIED METALS & MINING (0.1%)
    1,000   Glencore Funding, LLC(d)                                           6.00         4/15/2014            958
                                                                                                            --------
            PAPER PACKAGING (0.4%)
    3,000   JSG Funding plc                                                    7.75         4/01/2015          2,723
                                                                                                            --------
            PAPER PRODUCTS (0.4%)
    3,000   Abitibi-Consolidated Co. of Canada                                 6.00         6/20/2013          1,230
    2,098   Cascades, Inc.                                                     7.25         2/15/2013          1,783
                                                                                                            --------
                                                                                                               3,013
                                                                                                            --------

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                   (continued)

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JULY 31, 2008

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                                    COUPON                            VALUE
    (000)   SECURITY                                                           RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------------------
            SPECIALTY CHEMICALS (0.3%)
  $ 3,000   Nell AF S.a.r.l.(d)                                                8.38%        8/15/2015       $  1,879
                                                                                                            --------
            Total Materials                                                                                   12,887
                                                                                                            --------
            TELECOMMUNICATION SERVICES (1.5%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (1.5%)
   10,000   Intelsat Bermuda Ltd.                                             11.25         6/15/2016         10,450
                                                                                                            --------
            Total Eurodollar and Yankee Obligations (cost: $95,326)                                           83,020
                                                                                                            --------
            ASSET-BACKED SECURITIES (6.5%)

            FINANCIALS (5.6%)
            -----------------
            ASSET-BACKED FINANCING (5.6%)
      367   Airport Airplanes(i)                                               2.83(a)      3/15/2019            338
    5,000   AmeriCredit Automobile Receivables Trust                           6.96(a)     10/14/2014          4,674
    2,000   Banc of America Securities Auto Trust                              5.51         2/19/2013          1,963
    3,000   Bank of America Credit Card Trust                                  2.75(a)      6/15/2014          2,679
    3,000   Bank One Issuance Trust                                            4.77         2/16/2016          2,560
    5,000   Capital One Auto Finance Trust                                     2.49(a)      5/15/2013          4,348
    4,000   Citibank Credit Card Issuance Trust                                6.30         6/20/2014          3,775
    5,000   CPS Auto Receivables Trust (INS)                                   6.48         7/15/2013          4,760
    1,175   Credit Acceptance Auto Dealer Loan Trust                           6.16         4/15/2013          1,137
    3,000   Hertz Vehicle Financing, LLC(d)                                    5.01         2/25/2011          2,899
    5,000   Rental Car Finance Corp.(d)                                        2.60(a)      7/25/2013          3,954
    3,716   USXL Funding, LLC (INS)(d)                                         5.38         4/15/2014          3,483
    3,040   WFS Financial Owner Trust                                          4.76         5/17/2013          2,745
                                                                                                            --------
            Total Financials                                                                                  39,315
                                                                                                            --------
            INDUSTRIALS (0.9%)
            ------------------
            AIRLINES (0.9%)
    4,652   United Airlines, Inc.(h)                                           8.03         7/01/2011          5,140
    1,132   United Airlines, Inc.                                              7.78         1/01/2014          1,129
                                                                                                            --------
            Total Industrials                                                                                  6,269
                                                                                                            --------
            Total Asset-Backed Securities (cost: $44,413)                                                     45,584
                                                                                                            --------

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JULY 31, 2008

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                                    COUPON                            VALUE
    (000)   SECURITY                                                           RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------------------------
            COMMERCIAL MORTGAGE SECURITIES (1.0%)

            FINANCIALS (1.0%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (1.0%)
  $ 1,948   Banc of America Commercial Mortgage, Inc.(d)                       6.14%(a)     9/10/2047       $  1,591
    1,000   Citigroup Commercial Mortgage Trust                                5.40(a)      7/15/2044            770
    1,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.             4.99         9/12/2037            857
    2,000   Merrill Lynch Mortgage Trust(d)                                    6.27         2/12/2051          1,493
    2,000   Nationslink Funding Corp.(d)                                       7.10(a)      1/20/2031          1,988
                                                                                                            --------
                                                                                                               6,699
                                                                                                            --------
            INTEREST-ONLY  COMMERCIAL  MORTGAGE-BACKED  SECURITIES  (0.0%)
    2,066   Credit Suisse First Boston Corp.,
              acquired 6/13/2003; cost $100(k)                                 0.95(a)      5/17/2040             85
                                                                                                            --------
            Total Financials                                                                                   6,784
                                                                                                            --------
            Total Commercial Mortgage Securities (cost: $7,239)                                                6,784
                                                                                                            --------
            MUNICIPAL BONDS (0.8%)

            CASINOS & GAMING (0.6%)
    4,395   Seneca Nation of Indians Capital Improvements Auth.                6.75        12/01/2013          4,281
                                                                                                            --------
            SPECIAL ASSESSMENT/TAX/FEE (0.2%)
    1,870   Erie County Tobacco Asset Securitization Corp.                     6.00         6/01/2028          1,605
                                                                                                            --------
            Total Municipal Bonds (cost: $6,203)                                                               5,886
                                                                                                            --------

   NUMBER
OF SHARES
---------
            EQUITY SECURITIES (5.2%)

            COMMON STOCKS (2.0%)

            CONSUMER DISCRETIONARY (0.5%)
            -----------------------------
            AUTO PARTS & EQUIPMENT (0.1%)
   45,817   Federal-Mogul Corp.*                                                                                 706
                                                                                                            --------
            BROADCASTING & CABLE TV (0.3%)
   45,000   Charter Communications, Inc. "A"*                                                                     51
   50,000   Comcast Corp. "A"                                                                                  1,031
   30,000   Sinclair Broadcast Group, Inc. "A"                                                                   229
   20,000   Time Warner Cable, Inc. "A"*                                                                         569
                                                                                                            --------
                                                                                                               1,880
                                                                                                            --------

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USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
            FOREST PRODUCTS (0.1%)
  195,497   Ainsworth Lumber Co. Ltd.*(i)                                                                  $    798
                                                                                                           --------
            Total Consumer Discretionary                                                                      3,384
                                                                                                           --------
            CONSUMER STAPLES (0.1%)
            -----------------------
            PACKAGED FOODS & MEAT (0.0%)
   20,000   Reddy Ice Holdings, Inc.                                                                            257
                                                                                                           --------
            TOBACCO (0.1%)
   15,000   UST, Inc.                                                                                           789
                                                                                                           --------
            Total Consumer Staples                                                                            1,046
                                                                                                           --------
            ENERGY (0.1%)
            -------------
            OIL & GAS REFINING & MARKETING (0.1%)
   15,000   Valero Energy Corp.                                                                                 501
                                                                                                           --------
            FINANCIALS (0.5%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
   20,000   American Capital Ltd.                                                                               406
                                                                                                           --------
            MULTI-LINE INSURANCE (0.1%)
   15,000   American International Group, Inc.                                                                  391
                                                                                                           --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
   30,000   Bank of America Corp.                                                                               987
   10,000   Citigroup, Inc.                                                                                     187
                                                                                                           --------
                                                                                                              1,174
                                                                                                           --------
            REGIONAL BANKS (0.0%)
    5,000   City National Corp.                                                                                 246
                                                                                                           --------
            REITs - OFFICE (0.0%)
   10,000   Maguire Properties, Inc.                                                                            108
                                                                                                           --------
            REITs - SPECIALIZED (0.1%)
   10,000   Entertainment Properties Trust                                                                      536
   20,000   Strategic Hotel Capital, Inc.                                                                       158
   30,000   Sunstone Hotel Investors, Inc.                                                                      388
                                                                                                           --------
                                                                                                              1,082
                                                                                                           --------
            Total Financials                                                                                  3,407
                                                                                                           --------

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                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
            HEALTH CARE (0.2%)
            ------------------
            HEALTH CARE FACILITIES (0.1%)
   20,000   Community Health Systems, Inc.*                                                                $    659
                                                                                                           --------
            PHARMACEUTICALS (0.1%)
   10,000   Merck & Co., Inc.                                                                                   329
   30,000   Pfizer, Inc.                                                                                        560
                                                                                                           --------
                                                                                                                889
                                                                                                           --------
            Total Health Care                                                                                 1,548
                                                                                                           --------
            INDUSTRIALS (0.0%)
            ------------------
            BUILDING PRODUCTS (0.0%)
   20,000   Masco Corp.                                                                                         330
                                                                                                           --------
            MATERIALS (0.1%)
            ----------------
            STEEL (0.1%)
   20,000   Worthington Industries, Inc.                                                                        355
                                                                                                           --------
            TELECOMMUNICATION SERVICES (0.3%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   70,000   Citizens Communications Co.                                                                         809
   30,000   Iowa Telecommunication Services, Inc.                                                               556
   60,000   Windstream Corp.                                                                                    715
                                                                                                           --------
            Total Telecommunication Services                                                                  2,080
                                                                                                           --------
            UTILITIES (0.2%)
            ----------------
            ELECTRIC UTILITIES (0.1%)
   10,000   Progress Energy, Inc.                                                                               423
                                                                                                           --------
            MULTI-UTILITIES (0.1%)
   30,000   Energy East Corp.                                                                                   750
                                                                                                           --------
            Total Utilities                                                                                   1,173
                                                                                                           --------
            Total Common Stocks (cost: $19,143)                                                              13,824
                                                                                                           --------

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                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

PRINCIPAL
   AMOUNT                                                                                                    MARKET
  $(000)/                                                                                                     VALUE
   SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
            PREFERRED SECURITIES (3.2%)

            CONSUMER STAPLES (0.6%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.6%)
   50,000   Dairy Farmers of America, Inc., 7.88%,
               cumulative redeemable, perpetual(d)                                                         $  4,022
                                                                                                           --------
            FINANCIALS (2.1%)
            -----------------
            LIFE & HEALTH INSURANCE (0.3%)
  120,000   Delphi Financial Group, Inc., 7.38%,5/01/2067                                                     2,164
                                                                                                           --------
            PROPERTY & CASUALTY INSURANCE (0.5%)
   20,000   Axis Capital Holdings Ltd., 7.50%, perpetual                                                      1,614
   $3,000   White Mountains Re Group, 7.51%, perpetual(d)                                                     2,292
                                                                                                           --------
                                                                                                              3,906
                                                                                                           --------
            REINSURANCE (0.5%)
    3,000   Ram Holdings Ltd., 7.50%, non-cumulative, perpetual                                               1,875
   $2,000   Swiss Re Capital I LP, 6.85%, perpetual(d)                                                        1,717
                                                                                                           --------
                                                                                                              3,592
                                                                                                           --------
            REITs - OFFICE (0.2%)
   20,000   Maguire Properties, Inc., Series A, 7.63%,
               cumulative redeemable, perpetual                                                                 261
   20,000   Parkway Properties, Inc., Series D, 8.00%,
               cumulative redeemable, perpetual                                                                 492
   20,000   SL Green Realty Corp., Series C, 7.63%, perpetual                                                   433
                                                                                                           --------
                                                                                                              1,186
                                                                                                           --------
            REITs - RETAIL (0.1%)
   20,000   Tanger Factory Outlet Centers, Inc., Class C, 7.50%, perpetual                                      401
                                                                                                           --------
            REITs - SPECIALIZED (0.3%)
   70,000   Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                                            1,050
   40,000   Strategic Hotels & Resorts, Inc., Series C, 8.25%,
               cumulative redeemable, perpetual                                                                 605
   20,000   Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual                                          343
                                                                                                           --------
                                                                                                              1,998
                                                                                                           --------
            THRIFTS & MORTGAGE FINANCE (0.2%)
   55,000   Countrywide Capital V, 7.00%, cumulative redeemable, perpetual                                      885
   80,000   IndyMac Bank, F.S.B., 8.50%*(d)                                                                       6

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                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
   40,000   Sovereign Capital Trust V, 7.75%, Capital Securities, perpetual                                $    809
                                                                                                           --------
                                                                                                              1,700
                                                                                                           --------
            Total Financials                                                                                 14,947
                                                                                                           --------
            TELECOMMUNICATION SERVICES (0.5%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    2,000   Centaur Funding Corp., 9.08%(d)                                                                   1,994
   30,000   Crown Castle International Corp., 6.25%,
               cumulative redeemable, perpetual(l)                                                            1,665
                                                                                                           --------
            Total Telecommunication Services                                                                  3,659
                                                                                                           --------
            U.S. GOVERNMENT (0.0%)
            ----------------------
   15,000   Fannie Mae, 8.25%, perpetual(m)                                                                     253
                                                                                                           --------
            Total Preferred Securities (cost: $30,869)                                                       22,881
                                                                                                           --------
            WARRANTS (0.0%)

            CONSUMER DISCRETIONARY (0.0%)
            -----------------------------
            BROADCASTING & CABLE TV (0.0%)
      250   Ono Finance plc, acquired 7/16/2001; cost $0*(d),(i),(k)                                              -
                                                                                                           --------
            INFORMATION TECHNOLOGY (0.0%)
            -----------------------------
            SEMICONDUCTORS (0.0%)
        1   New Asat Finance Ltd., acquired 12/03/2007; cost $0*(d),(i),(k)                                       5
                                                                                                           --------
            Total Warrants (cost: $0)                                                                             5
                                                                                                           --------
            Total Equity Securities (cost: $50,012)                                                          36,710
                                                                                                           --------

PRINCIPAL
   AMOUNT
    (000)
---------
            MONEY MARKET INSTRUMENTS (2.3%)

            COMMERCIAL PAPER (2.2%)

            FINANCIALS (2.2%)
            -----------------
            DIVERSIFIED CAPITAL MARKETS (2.2%)
  $15,623   UBS Finance Delaware, LLC, 2.03%, 8/01/2008                                                      15,623
                                                                                                           --------

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USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES   SECURITY                                                                                          (000)
-------------------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.1%)
  835,000   State Street Institutional Liquid Reserves, 2.48%(n)                                           $    835
                                                                                                           --------
            Total Money Market Instruments (cost: $16,458)                                                   16,458
                                                                                                           --------

PRINCIPAL
   AMOUNT
    (000)
---------
            SHORT-TERM INVESTMENTS PURCHASED WITH CASH
            COLLATERAL FROM SECURITIES LOANED (1.3%)

            REPURCHASE AGREEMENTS (1.3%)
   $8,000   Credit Suisse First Boston LLC, 2.19%, acquired on 7/31/2008 and due 8/01/2008 at $8,000 (collateralized by $8,225 of
               U.S. Treasury, 1.73%(o), due 1/02/2009; market value $8,164)                                   8,000
    1,000   Deutsche Bank Securities, Inc., 2.18%, acquired on 7/31/2008 and due  8/01/2008 at $1,000  (collateralized  by $560 of Freddie
               Mac(m), 5.00%, due 11/26/2012;  $447 of Fannie Mae(m), 6.13%, due
               9/14/2026; combined market value $1,020)                                                       1,000
                                                                                                           --------
            Total Repurchase Agreements                                                                       9,000
                                                                                                           --------

   NUMBER
OF SHARES
---------
            MONEY MARKET FUNDS (0.0%)
  271,555   AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.56%(n)                                     272
   68,388   Merrill Lynch Premier Institutional Fund, 2.54%(n)                                                   68
                                                                                                           --------
            Total Money Market Funds                                                                            340
                                                                                                           --------
            Total Short-Term Investments Purchased With Cash Collateral
               From Securities Loaned (cost: $9,340)                                                          9,340
                                                                                                           --------

            TOTAL INVESTMENTS (COST: $788,398)                                                             $701,304
                                                                                                           ========

36

 N O T E S
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           to Portfolio of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 13.1% of net assets at July 31, 2008.

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

         INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         WARRANTS - enable the holder to buy a proportionate amount of common stock at a specified price for a stated period.

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           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         REIT - Real estate investment trust

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

         (INS) Principal and interest payments are insured by Financial Guaranty Insurance Co. or Financial Security Assurance Holdings Ltd. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2008.

         (b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at July 31, 2008. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments.

         (c) The security or a portion thereof was out on loan as of July 31, 2008.

38

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           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

         (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (e) At July 31, 2008, the aggregate market value of securities purchased on a delayed-delivery basis was $943,000, which included when-issued securities of $59,000.

         (f) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

         (h) At July 31, 2008, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

         (i) Security was fair valued at July 31, 2008, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

         (j) Currently the issuer is in default with respect to interest and/or principal payments.

         (k) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at July 31, 2008, was $90,000, which represented less than 0.1% of the Fund's net assets.

         (l) Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities.

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           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

             The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

         (m) Securities issued by government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (n) Rate represents the money market fund annualized seven-day yield at July 31, 2008.

         (o) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         *   Non-income-producing security.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

ASSETS
  Investments in securities, at market value (including securities
     on loan of $8,926) (cost of $788,398)                                $701,304
  Cash                                                                          46
  Receivables:
     Capital shares sold                                                       632
     USAA Investment Management Company (Note 6C)                              257
     USAA Transfer Agency Company (Note 6D)                                      2
     Dividends and interest                                                 13,557
     Securities sold                                                         1,306
     Other                                                                      24
                                                                          --------
        Total assets                                                       717,128
                                                                          --------
LIABILITIES
  Payables:
     Upon return of securities loaned                                        9,341
     Securities purchased                                                    1,425
     Capital shares redeemed                                                   498
  Accrued management fees                                                      280
  Accrued transfer agent's fees                                                 62
  Other accrued expenses and payables                                           97
                                                                          --------
        Total liabilities                                                   11,703
                                                                          --------
            Net assets applicable to capital shares outstanding           $705,425
                                                                          ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $796,409
  Accumulated undistributed net investment income                              618
  Accumulated net realized loss on investments                              (4,508)
  Net unrealized depreciation of investments                               (87,094)
                                                                          --------
            Net assets applicable to capital shares outstanding           $705,425
                                                                          ========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                               91,812
                                                                          ========
  Net asset value, redemption price, and offering price per share         $   7.68
                                                                          ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
YEAR ENDED JULY 31, 2008

INVESTMENT INCOME
  Dividends                                                              $  2,587
  Interest                                                                 54,901
  Securities lending (net)                                                    250
                                                                         --------
      Total income                                                         57,738
                                                                         --------
EXPENSES
  Management fees                                                           3,355
  Administration and servicing fees                                         1,018
  Transfer agent's fees                                                     1,577
  Custody and accounting fees                                                 139
  Postage                                                                      87
  Shareholder reporting fees                                                   52
  Trustees' fees                                                               10
  Registration fees                                                            45
  Professional fees                                                            71
  Other                                                                        19
                                                                         --------
      Total expenses                                                        6,373
  Expenses paid indirectly                                                    (23)
  Expenses reimbursed                                                        (265)
                                                                         --------
      Net expenses                                                          6,085
                                                                         --------
NET INVESTMENT INCOME                                                      51,653
                                                                         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
  Net realized gain (loss) on:
      Investments
         Unaffiliated transactions                                         (4,162)
         Affiliated transactions (Note 8)                                     959
         Affiliated reimbursement (Note 6C)                                    15
      Foreign currency transactions                                             7
  Change in net unrealized appreciation/depreciation of:
      Investments                                                         (77,654)
      Foreign currency translations                                            (2)
                                                                         --------
         Net realized and unrealized loss                                 (80,837)
                                                                         --------
Decrease in net assets resulting from operations                         $(29,184)
                                                                         ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
YEARS ENDED JULY 31,

                                                                   2008             2007
                                                               -------------------------
FROM OPERATIONS
  Net investment income                                        $ 51,653         $ 39,933
  Net realized gain (loss) on investments                        (3,188)           7,221
  Net realized gain on foreign currency transactions                  7                4
  Change in net unrealized appreciation/depreciation of:
     Investments                                                (77,654)         (10,735)
     Foreign currency translations                                   (2)               1
                                                               -------------------------
        Increase (decrease) in net assets resulting
           from operations                                      (29,184)          36,424
                                                               -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         (51,446)         (39,821)
  Net realized gains                                               (607)               -
                                                               -------------------------
     Distributions to shareholders                              (52,053)         (39,821)
                                                               -------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                     311,386          327,293
  Reinvested dividends                                           47,154           35,262
  Cost of shares redeemed                                      (214,620)        (169,675)
                                                               -------------------------
     Increase in net assets from capital
        share transactions                                      143,920          192,880
                                                               -------------------------
Net increase in net assets                                       62,683          189,483

NET ASSETS
  Beginning of year                                             642,742          453,259
                                                               -------------------------
  End of year                                                  $705,425        $ 642,742
                                                               =========================
Accumulated undistributed net investment income:
  End of year                                                  $    618        $     404
                                                               =========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                    37,594           36,640
  Shares issued for dividends reinvested                          5,744            3,964
  Shares redeemed                                               (25,900)         (19,029)
                                                               -------------------------
     Increase in shares outstanding                              17,438           21,575
                                                               =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA High-Yield Opportunities Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Equity  securities,  including  exchange-traded  funds  (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most

44

 N O T E S
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           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

                 recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              3. Investments in open-end investment companies,  other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

              4. Short-term  securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              5. Repurchase  agreements are valued at cost,  which  approximates market value.

              6. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

                 securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty,

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

              until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities,  income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities,  other assets,  and  liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

              assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of July 31, 2008, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $984,000, which included when-issued securities of $62,000.

           G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended July 31, 2008, these custodian and other bank credits reduced the Fund's expenses by $23,000.

           H. HIGH-YIELD SECURITIES - Although the Fund has a diversified portfolio, over 75% of its net assets were invested in non-investment-grade (high-yield) securities at July 31, 2008. Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or equivalent quality if not publicly rated). Participation in high-yielding securities transactions

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

              generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, often related to sensitivity to interest rates, economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

           I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

         Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended July 31, 2008, the Fund paid CAPCO facility fees of $1,000, which represents 1.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency gains and losses resulted in reclassifications to the statement of assets and liabilities to increase accumulated undistributed net investment income and increase accumulated net realized loss on investments by $7,000. This reclassification has no effect on net assets.

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

         The tax character of distributions paid during the years ended July 31, 2008, and 2007, was as follows:

                                                  2008                 2007
                                              --------------------------------
Ordinary income*                              $51,446,000          $39,821,000
Long-term realized capital gains                  607,000                    -

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of July 31, 2008, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                       $    618,000
Undistributed long-term capital gains                                      1,000
Accumulated capital and other losses                                  (4,377,000)
Unrealized depreciation of investments                               (87,225,000)

         The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

         Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2008, the Fund utilized capital loss carryovers of $713,000 to offset capital gains. At July 31, 2008, the Fund had a current post-October capital loss of $4,377,000, for federal income tax purposes, which will be recognized on the first day of the following fiscal year.

         Effective August 1, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

         Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. As of July 31, 2008, the Manager has reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no impact to the Fund's net assets or results of operations. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2008, were $303,026,000 and $172,409,000, respectively.

         As of July 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was $788,529,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2008, for federal income tax purposes, were $4,338,000 and $91,563,000, respectively, resulting in net unrealized depreciation of $87,225,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending

52

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

         transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended July 31, 2008, the Fund received securities-lending income of $250,000, which is net of the 20% income retained by Wachovia. As of July 31, 2008, the Fund loaned securities having a fair market value of approximately $8,926,000 and received cash collateral of $9,341,000 for the loans. Of this amount, $9,340,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper High Current Yield Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper High Current Yield Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 0.20% to 0.50%                        +/- 0.04%
+/- 0.51% to 1.00%                        +/- 0.05%
+/- 1.01% and greater                     +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper High Current Yield Bond Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the year ended July 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $3,355,000, which is net of a performance adjustment of $(39,000) that decreased the base management fee of 0.50% by 0.01%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,018,000.

54

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2008, the Fund reimbursed the Manager $11,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.90% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the year ended July 31, 2008, the Fund incurred reimbursable expenses of $265,000, of which $242,000 was receivable from the Manager.

              Effective December 1, 2008, the Fund's expense limitation will be terminated. Additionally, at July 31, 2008, the Fund recorded a receivable from the Manager of $15,000 for a reimbursement of a loss incurred in a settlement delay of a security sold.

           D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,577,000. At July 31, 2008, the Fund recorded a receivable from SAS of $2,000 for adjustments to dividends payable.

           E. UNDERWRITING   SERVICES   -   The   Manager   provides   exclusive
              underwriting and distribution of the Fund's shares on a continuing

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

              best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended July 31, 2008, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                                                      NET REALIZED
                                                                                    COST TO          GAIN (LOSS) TO
SELLER                                                 PURCHASER                   PURCHASER             SELLER
--------------------------------------------------------------------------------------------------------------------
USAA High-Yield Opportunities Fund         USAA Intermediate-Term Bond Fund       $13,499,000            $ 959,000
USAA Short-Term Bond Fund                  USAA High-Yield Opportunities Fund       4,452,000             (413,000)

(9) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS" (SFAS 157) - In September 2006, FASB issued SFAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.

56

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

              As of July 31, 2008, the Manager does not believe the adoption of SFAS 157 will impact the amounts reported in the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           B. SFAS No. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) - In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

           C. SFAS No. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS
              161) - In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                        YEAR ENDED JULY 31,
                                             ---------------------------------------------------------------------------
                                                 2008               2007            2006             2005           2004
                                             ---------------------------------------------------------------------------
Net asset value at beginning of period       $   8.64           $   8.58        $   8.79         $   8.54       $   8.18
                                             ---------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                           .63                .61             .60              .61            .64
  Net realized and unrealized gain (loss)        (.96)(d)            .06            (.21)             .25            .36
                                             ---------------------------------------------------------------------------
Total from investment operations                 (.33)               .67             .39              .86           1.00
                                             ---------------------------------------------------------------------------
Less distributions from:
  Net investment income                          (.62)              (.61)           (.60)            (.61)          (.64)
  Realized capital gains                         (.01)                 -               -                -              -
                                             ---------------------------------------------------------------------------
Total distributions                              (.63)              (.61)           (.60)            (.61)          (.64)
                                             ---------------------------------------------------------------------------
Net asset value at end of period             $   7.68           $   8.64        $   8.58         $   8.79       $   8.54
                                             ===========================================================================
Total return (%)*                               (4.03)(d)           7.87(a)         4.59            10.36          12.44
Net assets at end of period (000)            $705,425           $642,742        $453,259         $306,749       $184,495
Ratios to average net assets:**
  Expenses (%)(b),(c)                             .90                .94(a)          .95              .95            .99
  Expenses, excluding reimbursements (%)(b)       .94                .94(a)          .95              .95            .99
  Net investment income (%)                      7.61               6.95            7.04             7.03           7.51
Portfolio turnover (%)                             26                 38              35               30             55

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended July 31, 2008, average net assets were $679,047,000.
(a) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Effective April 13, 2007, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.90% of the Fund's average net assets. Prior to this date, the voluntary expense limit was 1.00%.
(d) For the year ended July 31, 2008, the Manager reimbursed the Fund $15,000 for a loss incurred in a settlement delay of a security sold. The reimbursement had no effect on the Fund's per share net realized loss or total return.

58

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                       BEGINNING               ENDING              DURING PERIOD*
                                     ACCOUNT VALUE          ACCOUNT VALUE         FEBRUARY 1, 2008 -
                                    FEBRUARY 1, 2008        JULY 31, 2008           JULY 31, 2008
                                   -----------------------------------------------------------------
Actual                                $1,000.00             $  977.00                   $4.42

Hypothetical
  (5% return before expenses)          1,000.00              1,020.39                    4.52

         *Expenses are equal to the Fund's annualized expense ratio of 0.90%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (2.30)% for the six-month period of February 1, 2008, through July 31, 2008.

60

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

         At a meeting of the Board of Trustees (the "Board") held on April 9, 2008, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses,

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

         and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager,

62

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

         including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

         size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was above the median of both its expense group and its expense universe. The data indicated that the Fund's total expense ratio was above the median of both its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Board also noted management's discussion of the Fund's expenses and the Manager's current voluntary undertakings to maintain expense limitations for the Fund. The Board also noted the factors that contributed to the Fund's expenses.

         In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was below the average of its performance universe and its Lipper index for the one-year period ended December 31, 2007, and was above the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2007. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance

64

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

         universe for the one-year period ended December 31, 2007, and in the top 50% of its performance universe for the three- and five-year periods ended December 31, 2007. The Board also took into account management's discussion of the Fund's more recent performance.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JULY 31, 2008

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

66

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company with 45 individual funds as of July 31, 2008. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

68

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a database management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, Ph.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         BARBARA B. OSTDIEK, Ph.D. (3, 4, 5, 6)
         Trustee
         Born: March 1964
         Year of Election or Appointment: 2007

         Academic Director of the El Paso Corporation Finance Center at Jesse
         H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present).

         (+)  MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

         (1)  INDICATES  THOSE  OFFICERS WHO ARE  EMPLOYEES  OF USAA  INVESTMENT
              MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

70

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS.

         ROBERTO GALINDO, Jr.
         Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant    Vice     President,     Portfolio     Accounting/Financial
         Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present);
         Assistant  Vice  President,   Investment  Management  Administration  &
         Compliance, USAA (12/02-9/04).

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROSE URBANCZYK
         Assistant Treasurer
         Born: June 1961
         Year of Appointment: 2008

         Assistant Vice President, Finance, Senior Financial Officer, IMCO (6/08-present); Assistant Vice President, Senior Financial Officer and Treasurer, FAI (6/08-present); Assistant Vice President, Finance, Senior Financial Officer and Treasurer, FPS (6/08-present); Assistant Vice President, Senior Financial Officer, Chief Financial Office, USAA (IMCO/FPS) (5/08-present); Executive Director, Finance, Senior Financial Officer, IMCO (11/07-6/08); Senior Financial Officer and Treasurer, FAI (4/07-6/08); Executive Director, Finance, Senior Financial Officer and Treasurer, FPS (8/06-6/08); Executive Director, Enterprise Planning & Performance Management (3/03-8/06); Director, Accounting/Financial, Corporate Financial Reporting, Planning & Analysis, IMCO (2/01-10/06).

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Barbara B. Ostdiek, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE ONLINE NOW
          SELF-SERVICE  24/7    At "Products & Services" click
                AT  USAA.COM    "Investments" then "Mutual Funds"

                     OR CALL    View account balance, transactions, fund
              (800) 531-USAA    prices; or exchange/redeem fund shares.
                      (8722)    Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE AT NO CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) 732-0330.

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
       USAA(R)       San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                    USAA
                                                                -------------

   SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40052-0908                                  (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 19, 2008, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 45 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2008 and 2007 were $391,060 and $393,763, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2008 and 2007 were $64,375 and $55,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2008 and 2007.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2008 and 2007.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2008 and 2007 were $106,475 and $89,560, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2008 and 2007 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Investment Code of Ethics Committee: August 29, 2008

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    SEPTEMBER 25, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    SEPTEMBER 26, 2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    SEPTEMBER 26, 2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.